Income Taxes	12 Months Ended
Dec. 31, 2021
Corporate Information
Income Taxes
Note 12	Income Taxes

Reconciliation of accounting and taxable income, for the years ended December 31 are as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
Loss before income taxes	$(168,208)	$(187,052)	$(211,683)
Tax recovery based on statutory rate of 27.0% (2021: 27.0%, 2020: 27.0%)	(45,000)	(51,000)	(57,000)
Permanent differences	2,000	-	(7,000)
	(43,000)	(51,000)	(64,000)
Changes in unrecognized deferred tax assets	43,000	51,000	64,000
Total income tax expense	$-	$-	$-

The nature and tax effect of the temporary differences giving rise to the deferred tax assets and liabilities at December 31, 2021 and 2020 are summarized as follows:

	December 31, 2021	December 31, 2020

Allowable capital losses	$468,000	$468,000
Non-capital losses	1,770,000	1,727,000
Capital assets and other	1,000	1,000
Investments	858,000	858,000
Unrecognized deferred tax assets	(3,097,000)	(3,054,000)

As at December 31, 2021, the Company had estimated non-capital losses for Canadian tax purposes of $6,554,000 that expire between 2027 to 2041 which may be carried forward to offset future years’ taxable income.

The potential benefit of these carry-forward non-capital losses has not been recognized in these financial statements as it is not considered probable that sufficient future taxable profit will allow the deferred tax asset to be recovered.